CURRENT ACCOUNTS, DEMAND DEPOSITS, TIME DEPOSITS AND SAVING ACCOUNTS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Accounts Demand Deposits Time Deposits And Saving Accounts Details 1
Time deposits	$ 10,036,583	$ 11,549,010
Team saving accounts	28,410	32,425
Other term creditors	250	275
Total	$ 10,065,243	$ 11,581,710	$ 3,952,573